Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com

December 27, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      RYDEX ETF TRUST (FILE NOS. 333-101625 AND 811-21261)
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         FILING PURSUANT TO RULE 485(A)
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Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust ("Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, as amended ("Investment Company Act"). Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of the Post-Effective Amendment is to reflect: (i) revised fee and expense information, including reduced advisory fees, for the Trust's Rydex Russell 1000(R) Equal Weight ETF, Rydex Russell 2000(R) Equal Weight ETF, Rydex Russell MidCap Equal Weight ETF, Rydex MSCI ACWI Equal Weight ETF, Rydex MSCI EAFE Equal Weight ETF, and Rydex MSCI Emerging Markets Equal Weight ETF; (ii) a revised principal investment strategy for the Trust's Rydex MSCI ACWI Equal Weight ETF that reflects that the Fund will be managed as a "fund of funds"; and (iii) the adoption of new non-fundamental investment policies for the Trust's Rydex MSCI ACWI Equal Weight ETF, Rydex MSCI EAFE Equal Weight ETF and Rydex MSCI Emerging Markets Equal Weight ETF related to the Rydex MSCI ACWI Equal Weight ETF's operation as a fund of funds and Section 12(d)(1) of the Investment Company Act.

Please  direct any  questions  or comments  you may have to my  attention at the
address  listed  above.  In  addition,   please  feel  free  to  contact  me  at
202.739.5684 with your questions or comments.

Sincerely,

/s/ Laura E. Flores
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Laura E. Flores